Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
Year	Summary Compensation Table Total for PEO (1)(2)	Compensation Actually Paid to PEO (1)(2)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (1)(2)	Average Compensation Actually Paid to Non-PEOs Named Executive Officers (1)(2)(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (4)	Net (Loss) Income (in thousands)	Adjusted EBITDA (in thousands)
2025	$4,117,336	$4,183,213	$856,191	$892,367		$(146,879)	$56,657

2024	$5,549,923	$4,651,210	$1,680,630	$1,374,283		$(104,179)	$103,463

2023	$8,014,328	$5,905,763	$2,340,557	$1,747,654		$4,565	$130,991

Named Executive Officers, Footnote	Reflects the total compensation of our current President and CEO, Alfred C. Liggins, III, who is our PEO. Our non-PEO PVP NEOs (“Non-PEO NEOs”) were Catherine L. Hughes, our Chairperson, and Peter D. Thompson, our Chief Financial Officer, for each of the Covered Years. Amounts shown are as calculated in the Summary Compensation Table (SCT) for each of the years shown.
PEO Total Compensation Amount	$ 4,117,336	$ 5,549,923	$ 8,014,328
PEO Actually Paid Compensation Amount	$ 4,183,213	4,651,210	5,905,763
Adjustment To PEO Compensation, Footnote

Item and Value Added (Deducted)	2025	2024	2023
For Mr. Liggins:
Total Compensation as reported in Summary Compensation Table (SCT)	$4,117,336	$5,549,923	$8,014,328
Deduction for Summary Compensation Table “Stock Awards” column value	(15,202)	(1,134,161)	(2,341,611)
Deduction for Summary Compensation Table “Option Awards” column value	—	(237,680)	(1,333,205)
Fair value of equity compensation granted in current fiscal year that are outstanding and unvested at end of current fiscal year	—	—	—
Fair value of equity compensation granted in current year that vested in the same year	—	1,898,253	1,898,626
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were vested at end of current fiscal year	81,079	—	—
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	—	(1,425,125)	(332,375)
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—
Dividends or other earnings paid on stock or option awards in the current fiscal year prior to the vesting date that are not otherwise included in the total compensation for the current fiscal year	—	—	—
Compensation Actually Paid to CEO	$4,183,213	$4,651,210	$5,905,763

Non-PEO NEO Average Total Compensation Amount	$ 856,191	1,680,630	2,340,557
Non-PEO NEO Average Compensation Actually Paid Amount	$ 892,367	1,374,283	1,747,654
Adjustment to Non-PEO NEO Compensation Footnote

Item and Value Added (Deducted)	2025	2024	2023
For Non-PEO Named Executive Officers (Average):
Total Compensation as reported in Summary Compensation Table (SCT)	$856,191	$1,680,630	$2,340,557
Deduction for Summary Compensation Table “Stock Awards” column value	$(6,470)	$(510,983)	$(1,103,408)
Deduction for Compensation Table “Option Awards” column value	—	(72,523)	(267,150)
Fair value of equity compensation granted in current fiscal year that are outstanding and unvested at end of current fiscal year	—	—	—
Fair value of equity compensation granted in current year that vested in the same year		894,447	894,618
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were vested at end of current fiscal year	42,646	—	—
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	—	(617,288)	(116,963)
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—
Dividends or other earnings paid on stock or option awards in the current fiscal year prior to the vesting date that are not otherwise included in the total compensation for the current fiscal year	—	—	—
Compensation Actually Paid to Non-PEO named executive officers	$892,367	$1,374,283	$1,747,654

Net Income (Loss)	$ (146,879,000)	$ (104,179,000)	$ 4,565,000
Company Selected Measure Amount	56,657,000	103,463,000	130,991,000
PEO Name	Alfred C. Liggins, III
Additional 402(v) Disclosure	For calendar year 2023 amounts were adjusted from similar disclosures found in the 2024 proxy statement to include the value (positive or negative) of previously omitted equity and options awards. The amounts reflected for each of the years 2023, 2024 and 2025 include all components of compensation, cash, bonus, equity and option awards.
(3)For each covered year, in determining both the compensation actually paid for our PEO and the average compensation actually paid for our Non-PEO NEOs for purposes of this PVP Table, we deducted from or added back to the total amount of compensation reported in column (b) and column (d) for such Covered Year the following amounts:
	For each Covered Year, our total shareholder return (“TSR”) was calculated based on the yearly percentage change in our cumulative TSR on each of our Class A and Class D common stock, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for a period beginning with our closing price on the Nasdaq Stock Market on December 31, 2023 through and including the last day of the fiscal year covered (each one- or three-year period, the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between our closing Class A and Class D stock prices at the end versus the beginning of the Measurement Period, divided by (b) our closing Class A and Class D share prices at the beginning of the Measurement Period. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of each Measurement Period to produce the Covered Year-end values of such investment as of the end of 2025, 2024, and 2023, as applicable. Because Covered Years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(1,425,125)	(332,375)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,898,253	1,898,626
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	81,079
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,202)	(1,134,161)	(2,341,611)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(237,680)	(1,333,205)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(617,288)	(116,963)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		894,447	894,618
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	42,646
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,470	510,983	1,103,408
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 72,523	$ 267,150